FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Financial instruments
Gains/(losses) recorded into AOCI	SFr (617)	SFr (11)
Gains/(losses) recorded into AOCI, Cumulatively	(1,802)		SFr (1,802)
Gains/(losses) recorded into AOCI transferred to net income	(2)	0
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(4)	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(42)		(42)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	0	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(1)		(1)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(613)	(9)
Gains/(losses) recorded into AOCI, Cumulatively	(1,759)		(1,759)
Gains/(losses) recorded into AOCI transferred to net income	(2)	0
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(423)	30
Gains/(losses) recorded into AOCI, Cumulatively	(1,293)		(1,293)
Gains/(losses) recorded into AOCI transferred to net income	(7)	0
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(209)	(33)
Gains/(losses) recorded into AOCI, Cumulatively	(457)		(457)
Gains/(losses) recorded into AOCI transferred to net income	0	SFr 0
Bank
Financial instruments
Gains/(losses) recorded into AOCI			(591)	SFr 0
Gains/(losses) recorded into AOCI, Cumulatively	(1,708)		(1,708)
Gains/(losses) recorded into AOCI transferred to net income			(2)	0
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI			(4)	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(42)		(42)
Gains/(losses) recorded into AOCI transferred to net income			0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI			0	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(1)		(1)
Gains/(losses) recorded into AOCI transferred to net income			0	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI			(587)	2
Gains/(losses) recorded into AOCI, Cumulatively	(1,665)		(1,665)
Gains/(losses) recorded into AOCI transferred to net income			(2)	0
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI			(423)	30
Gains/(losses) recorded into AOCI, Cumulatively	(1,293)		(1,293)
Gains/(losses) recorded into AOCI transferred to net income			(7)	0
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI			(182)	(22)
Gains/(losses) recorded into AOCI, Cumulatively	SFr (363)		(363)
Gains/(losses) recorded into AOCI transferred to net income			SFr 0	SFr 0